Gain or loss on valuation of derivatives (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	₩ (212,987)	₩ 82,305	₩ (299,521)
Trading purpose | Foreign currency related
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	15,002	182,193	(64,043)
Trading purpose | Foreign currency related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	14,991	182,330	(64,010)
Trading purpose | Foreign currency related | Over the counter | Forward contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	41,188	85,498	(80,907)
Trading purpose | Foreign currency related | Over the counter | Swap contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(34,444)	91,410	7,193
Trading purpose | Foreign currency related | Over the counter | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	8,247	5,422	9,704
Trading purpose | Foreign currency related | Exchange traded | Futures contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	11	(137)	(33)
Trading purpose | Interest rates related
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	82,704	(10,442)	(63,525)
Trading purpose | Interest rates related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	85,216	(17,392)	(67,374)
Trading purpose | Interest rates related | Over the counter | Swap contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	86,675	(17,805)	(68,490)
Trading purpose | Interest rates related | Over the counter | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(1,459)	413	1,116
Trading purpose | Interest rates related | Exchange traded | Futures contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(2,512)	6,950	3,849
Trading purpose | Credit related | Over the counter | Swap contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(8,318)	46,593	10,761
Trading purpose | Equity related
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(295,607)	131,734	127,408
Trading purpose | Equity related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(266,603)	110,152	123,362
Trading purpose | Equity related | Over the counter | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	4,326	36,662	11,639
Trading purpose | Equity related | Over the counter | Swap and forward contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(270,929)	73,490	111,723
Trading purpose | Equity related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(29,004)	21,582	4,046
Trading purpose | Equity related | Exchange traded | Futures contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	15,159	(733)	626
Trading purpose | Equity related | Exchange traded | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(44,163)	22,315	3,420
Trading purpose | Commodity related
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(85,660)	19,147	(8,934)
Trading purpose | Commodity related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(89,869)	13,425	(9,032)
Trading purpose | Commodity related | Over the counter | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	33	(10)	(44)
Trading purpose | Commodity related | Over the counter | Swap and forward contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(89,902)	13,435	(8,988)
Trading purpose | Commodity related | Exchange traded | Futures contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	4,209	5,722	98
Hedging purpose
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	78,892	(286,920)	(301,188)
Hedging purpose | Foreign currency related | Forward contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(26,031)	48,050	(80,958)
Hedging purpose | Foreign currency related | Swap contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	66,156	(143,737)	19,366
Hedging purpose | Interest rates related | Swap contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	₩ 38,767	₩ (191,233)	₩ (239,596)